Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

On April 13, 2022, the Company entered into an Amendment to Transactional Documents with Arena Special Opportunities Partners I, LP, a Delaware limited partnership (the “ASOP”) and Arena Special Opportunities Fund, LP, a Delaware limited partnership (“ASOF” and, collectively with ASOP, the “Holders”) whereby the holders extended the maturity date of certain previously issued promissory notes to April 30, 2022 in exchange for $300,000 and agreed to grant two additional extensions for 30 days each, each for an additional $100,000 per extension. Holders also waived certain defaults under the notes and granted consents required under the notes. The Company has elected to extend the maturity of the notes to June 30, 2022, for an additional $100,000 to be paid from future offering proceeds. In addition, on June 28, 2022, the Company and Holders executed an Exchange Agreement whereby the parties agreed that upon pricing of this offering following this Registration Statement being declared effective by the SEC, the May 2021 Debt will be automatically exchanged for shares of common stock in the Company at a rate of $4.00 per share.

On April 24, 2022, the Company entered into securities purchase agreements and related agreements with an investor for the sale of $150,000 in a convertible promissory note and warrants.

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated financial statements are issued and as of that date, except as reported below, there were no subsequent events that required adjustment or disclosure in the consolidated financial statements.

Note 14 – Subsequent Events

On January 22, 2022, the Company entered into a Multi-Unit Development Agreement. Pursuant to the agreement, the Company may enter into fifty retail space lease agreements with an option for one hundred additional units as an operator of Health and Wellness Products and CBD Lounges.

On January 27, 2022, the Company entered into an Isolate Master Purchase Agreement with a seller. Pursuant to the agreement, the Company commits to purchase 1,000 Kilos per week at price of $275.00 per Kilo plus cost of delivery. The agreement can be terminated upon 30 day written notice from either party.

On February 2, 2022, the Company entered into a Future Receivable Sale and Purchase Agreement with a Purchaser. Pursuant to the terms of the agreement, the Company sold an aggregate of $136,000 of future receivables for a purchase amount of $100,000. The aggregate principal amount is payable in weekly installments totaling 2,833 until such time the obligation is fully satisfied.

On February 9, 2022, the Company entered into an Industrial Hemp Sale, Processing and Storage Agreement in which the Company agreed to purchase an aggregate quantity of 9,969 kilos of crude hemp extract from a Seller at a purchase price of $50.00 per Kilo. Pursuant to the terms of the agreement, the Seller agrees to provide certain services related to processing and storage. The Company is required to provide cash collateral of $150,000 to the seller to be utilized as security for the Company’s obligations and applied against amounts owed upon the terms and conditions set forth in the agreement.

On April 15, 2022, the Company entered into a $150,000 unsecured promissory note with a lender. The promissory note accrues interest at a rate of 16% per annum and is due no later than August 10, 2022 or on demand subsequently to any major funding received by the Company in excess of $2,000,000. The promissory note may be repaid in full at any time by the Company by paying the principal amount plus any accrued interest without penalty excepting that the minimum interest payment shall be not less than $10,000 regardless of the prepayment date.

On February 15, 2022, the Company entered into a Hemp Purchase Agreement in which the Company agrees to purchase up to 450,000 pounds of biomass, industrial hemp biomass, and extracted derivatives from a Seller.

On March 24, 2022, the Company entered into securities purchase agreements and related agreements with two investors, respectively, for the sale of $600,000 in convertible promissory notes and warrants.

On April 13, 2022, the Company entered into an Amendment to certain transactional documents with Arena Special Opportunities Partners I, LP, a Delaware limited partnership (the “ASOP”) and Arena Special Opportunities Fund, LP, a Delaware limited partnership (“ASOF” and, collectively with ASOP, the “Holders”) whereby the holders extended the maturity date of certain previously issued promissory notes to April 30, 2022 in exchange for $300,000 and agreed to grant two additional extensions for 30 days each, each for an additional $100,000 per extension. Holders also waived certain defaults under the notes and granted consents required under the notes. The Company has elected to extend the maturity of the notes to June 30, 2022, for an additional $100,000 to be paid for by using a portion of the proceeds from the closing of this offering. In addition, on June 28, 2022, the Company and Holders executed an Exchange Agreement whereby the parties agreed that upon pricing of this offering following this Registration Statement being declared effective by the SEC, the May 2021 Debt will be automatically exchanged for shares of common stock in the Company at a rate of $4.00 per share.

On April 24, 2022, the Company entered into securities purchase agreements and related agreements with an investor for the sale of $150,000 in a convertible promissory note and warrants.

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements are issued and as of that date, except as reported below, there were no subsequent events that required adjustment or disclosure in the consolidated financial statements.